Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche International Fund

Effective December 1, 2014, the fund will change its name as follows:

Current Name	New Name, Effective December 1, 2014
Deutsche International Fund	Deutsche CROCI® International Fund

Deutsche International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

Deutsche International Fund

Effective December 1, 2014, the fund will change its name as follows:

Current Name	New Name, Effective December 1, 2014
Deutsche International Fund	Deutsche CROCI® International Fund